ASSET RETIREMENT OBLIGATION	12 Months Ended
Dec. 31, 2024
Asset Retirement Obligation [Abstract]
ASSET RETIREMENT OBLIGATION [Text Block]

7. ASSET RETIREMENT OBLIGATION

	December 31, 2024	December 31, 2023

Balance, beginning of year	$85,628	$99,514
Change in obligation	9,257	(13,886)
Balance, end of year	$94,885	$85,628

The Company has a legal obligation associated with its mineral properties for clean up costs when work programs are completed.  Most of the cash will be spent to return the grade of disturbed land to its original state and to plant vegetation.

The rehabilitation obligation is estimated at $94,885 and $85,628 at December 31, 2024 and 2023, respectively.  During 2024 and 2023, the obligation was estimated based on actual reclamation cost experience on an average per acre basis and the remaining acres to be reclaimed.  It is expected that this obligation will be funded from general Company resources at the time the costs are incurred.  The Company has been required by the Ghanaian government to post a bond of $296,322 which has been recorded in restricted cash (Note 2).